Hybrid Bonds - Summary of Hybrid Bonds (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Series hybrid bonds	₩ 398,509	₩ 398,759
Series 3 hybrid bonds [member]
Type	Unsecured subordinated bearer bond
Issuance date	Jun. 05, 2023
Maturity	June 5,2083
Annual interest rate(%)	4.95%
Series hybrid bonds	₩ 400,000	0
Series 2-1 hybrid bonds [member]
Type	Unsecured subordinated bearer bond
Issuance date	Jun. 07, 2018
Maturity	June 7,2078
Annual interest rate(%)	3.70%
Series hybrid bonds	₩ 0	300,000
Series 2-2 hybrid bonds [member]
Type	Unsecured subordinated bearer bond
Issuance date	Jun. 07, 2018
Maturity	June 7,2078
Annual interest rate(%)	3.65%
Series hybrid bonds	₩ 0	100,000
Issuance costs [Member]
Series hybrid bonds	₩ (1,491)	₩ (1,241)